Deposits - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Brokered deposit placement fee	$ 9,754	$ 8,416
Placement fees paid to third parties	12,114	16,484
Time Deposits, $100,000 or More	452,678	435,449
Interest Payable, Current	13,119	12,880
Deposit with subsidiary	293,040	302,566
Interest expense on deposit with subsidiary	$ 318	$ 0